Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and principal activities
Schedule of principal subsidiaries

Name	Place of incorporation	Date of incorporation	Percentage of equity interest	Principal activities
Wholly owned subsidiaries
ZKH Industrial Supply	Shanghai, China	May 27, 1996	100%	Sale of MRO products
Shanghai Gongbangbang Industrial Tech Co., Ltd.	Shanghai, China	January 30, 2013	100%	Sale of MRO products
Shanghai Kunhe Supply Chain Management Co., Ltd.	Shanghai, China	March 6, 2018	100%	Logistics and Warehousing
Shenzhen Kuntong Smart Warehousing Technology Co., Ltd.(Kuntong)	Shenzhen, China	January 18, 2007	100%	Production and sale of intelligent warehousing equipments
ZKH Holdings Limited	British Virgin Islands	May 6, 2021	100%	Investment holding
ZKH Hong Kong Limited	Hong Kong	May 20, 2021	100%	Investment holding